Share-based payment plans - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	59.00%	57.00%	55.00%
Risk–free interest rate (%)	0.00%	0.00%	0.00%
Assumed annual lapse rate of awards (%)	15.00%	12.00%	10.00%
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (in € per share)	$ 1.22	$ 1.33	$ 0.75
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of awards (%)	2.00%	2.00%	2.00%